Semiannual Report April 30, 1999


                              O P P E N H E I M E R
                                   Disciplined
                                 Allocation Fund





                [photo of financial statement and computer mouse]





                                     [logo]
                               OppenheimerFunds(R)
                             THE RIGHT WAY TO INVEST

Contents

 3 President's Letter

 5 An Interview
   with Your Fund's
   Managers

11 Financial
   Statements

39 Officers and
   Directors

40 Information and Services


Report highlights
--------------------------------------------------------------------------------

o The Fund's asset allocation shifts enabled us to benefit from the stock market's strong recovery in late 1998, though value stocks performed disappointingly during the remainder of the period.

o The Fund's fixed income holdings performed well throughout the period, due largely to our purchases of corporate bonds.


Cumulative Total Returns
For the 6-Month Period Ended 4/30/99

Class A
Without                    With
Sales Chg.(1)              Sales Chg.(2)
----------------------------------------
8.39%                      2.15%
----------------------------------------

Class B
Without                    With
Sales Chg.(1)              Sales Chg.(2)
----------------------------------------
7.98%                      2.98%
----------------------------------------

Class C
Without                    With
Sales Chg.(1)              Sales Chg.(2)
----------------------------------------
7.96%                      6.96%
----------------------------------------


Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. In reviewing performance and rankings, please remember that past performance does not guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Because the stock market can be volatile, the Fund's performance may be subject to substantial short-term changes. For updates on the Fund's performance, please contact your financial advisor, call us at 1-800-525-7048 or visit our website, www.oppenheimerfunds.com. Prior to March 1, 1996, the Fund had a different investment advisor. However, the prior portfolio management team is now employed by OppenheimerFunds, Inc., the current advisor.
1. Includes changes in net asset value per share without deducting any sales charges.
2. Class A return includes the current maximum initial sales charge of 5.75%. Class B return includes the applicable contingent deferred sales charge of 5%. Class C return includes the applicable contingent deferred sales charge of 1%. Class B and C shares are subject to an annual 0.75% asset-based sales charge. An explanation of the different performance calculations is in the Fund's prospectus.

                  2   Oppenheimer Disciplined Allocation Fund

[photo of Bridget A. Macaskill]
Bridget A. Macaskill
President
Oppenheimer
Disciplined
Allocation Fund


Dear shareholder,
--------------------------------------------------------------------------------

According to popular belief, the last six months have been particularly favorable for the financial markets.
         The truth of the matter is that it's been a long, uphill struggle for the diversified investor. That's because the stock market's dramatic rise reflects the performance of the Dow Jones Industrial Average, which has been fueled by only a small number of large-capitalization growth stocks and technology companies. In the bond market this year, while many corporate and foreign bonds have provided relatively attractive returns, the first quarter of 1999 was the worst quarter in history for U.S. Treasury securities.(1)
         Recently, though, signs of change have been emerging that confirm the importance of a well-diversified portfolio. While investors focusing on large-cap growth and technology stocks may have achieved superior short-term returns, they may have also dramatically increased their exposure to potential risks. If recent economic and market trends persist, previously out-of-favor stocks may continue to rise.
         Specifically, U.S. economic growth has continued to surpass most analysts' expectations and the breadth of the market's positive performance has begun to widen. This has raised concerns that inflationary pressures may re-emerge. In fact, the Federal Reserve Board recently indicated its readiness to raise short-term interest rates as an inflation-fighting measure. Looking outside of the United States, many foreign economies also appear to be on the mend. The impact of these changes, as it applies to your fund, is discussed more fully inside by your portfolio manager.


                                                                  (over, please)




1. Foreign investing entails higher expenses and risks, such as foreign currency fluctuations, economic and political instability, and differences in accounting standards.


                  3   Oppenheimer Disciplined Allocation Fund

You may also have wondered about the impact of the Year 2000 problem on your investments. While we cannot predict the final outcome, we are pleased that many companies and governments appear to be making progress toward avoiding a major disruption. For our part, OppenheimerFunds is in the advanced stages of our Y2K project, and we have successfully participated in industry-wide tests.
         Meanwhile, we intend to maintain the disciplined investment approach that has been helping Oppenheimer funds shareholders for more than 40 years as they pursue their financial goals. Our longstanding experience has taught us that while investment fads come and go, prudent diversification remains key to successful investing. In fact, it is an essential part of what makes OppenheimerFunds The Right Way to Invest.

Sincerely,

/s/ Bridget A. Macaskill

Bridget A. Macaskill
May 21, 1999







                  4   Oppenheimer Disciplined Allocation Fund

[photo of Portfolio Management Team]
Portfolio Management
Team (l to r)
Kenneth White
Peter Antos
Michael Strathearn
Stephen Libera
Arthur Zimmer*



An interview with your Fund's managers
--------------------------------------------------------------------------------

How did Oppenheimer Disciplined Allocation Fund perform during the six-month period that ended April 30, 1999?
Although we are disappointed with the performance of the Fund's stock holdings, our disciplined strategy of allocating assets among stocks, bonds and cash enabled us to limit risks and improve returns during this volatile period.

Why was this such a challenging period for the Fund's stock performance? Historically, the undervalued stocks in which the Fund invests have proven to be bargains over the long term. However, they tend to underperform the market during times of slower corporate earnings growth and rising investor uncertainty when investors seek the safety of the largest and most visible companies. Since the crisis in Asian markets began more than two years ago, slowing growth and rising uncertainty have been the market norms. Corporate growth has slowed in part because multinational corporations can sell fewer products in depressed overseas markets. Uncertainty has risen because investors fear the spread of Asian economic problems to other emerging markets.



*Not shown


                  5   Oppenheimer Disciplined Allocation Fund

------------------
"...we increased
our stock
exposure
in time to
benefit from
the stock
market's rally..."


An interview with your Fund's managers
--------------------------------------------------------------------------------

Indeed, emerging markets outside of Asia have been affected. In August 1998, Russia devalued its currency and defaulted on its foreign debt payments, leading to a brief but sharp decline in U.S. stocks. The equities market recovered substantially from mid-October through the end of 1998 as investor confidence returned. However, when Latin America's largest economy, Brazil, devalued its currency in January 1999, new fears arose of the potential of a global slowdown. Consequently, the performance of the overall market--and value-oriented stocks in particular--once again suffered.

How did you allocate the Fund's assets in light of these conditions?
We conduct in-depth analyses of financial markets and economic trends to guide our decisions on allocating the Fund's assets among stocks, bonds and cash. Such analyses frequently enable us to shift the Fund's assets in a timely manner. Last year, for example, when various indicators turned negative for stocks we shifted a significant portion of the Fund's assets to bonds and cash, thereby limiting our exposure to the stock market correction in August and September. When those same indicators turned positive in mid-October, we increased our stock exposure in time to benefit from the stock market's rally during the rest of 1998 and early 1999. However, the challenging environment for value stocks limited the Fund's performance during the remainder of the period.



                  6   Oppenheimer Disciplined Allocation Fund

Avg Annual Total Returns
For the Periods Ended 3/31/99(1)

Class A
1 year            5 year            10 year
---------------------------------------------
-2.87%            10.58%            11.78%
---------------------------------------------

Class B
                                    Since
1 year            5 year            Inception
---------------------------------------------
-2.55%             N/A              10.37%
---------------------------------------------

Class C
                                    Since
1 year            5 year            Inception
---------------------------------------------
1.27%              N/A              10.96%
---------------------------------------------


As of April 30, the Fund invested about 50% in stocks, which was near the higher end of our normal range for equities. Our asset allocation continues to suggest that the stock market is somewhat overvalued, but that upside momentum is still powerful. Should the momentum measures we monitor falter, we plan to again reduce equity exposure.

What actions did you take to enhance the performance of the Fund's stocks?
We took advantage of the declines in technology, biotechnology and financial industry stocks during the summer of 1998, adding to our holdings of companies that met our criteria for attractive valuations and potential for improved stock performance. All these sectors performed well during the market recovery of November, December and early January.





1. Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Class A returns include the current maximum initial sales charge of 5.75%. Class A shares were first publicly offered on 9/16/85. The Fund's maximum sales charge for Class A shares was lower prior to 3/18/96, so actual performance may have been higher. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 3% (since inception on 10/2/95). Class C returns for the one-year period include the contingent deferred sales charge of 1%. Class C shares have an inception date of 5/1/96. Class B and C shares are subject to an annual 0.75% asset-based sales charge. An explanation of the different performance calculations is contained in the Fund's prospectus.


                  7   Oppenheimer Disciplined Allocation Fund

An interview with your Fund's managers
--------------------------------------------------------------------------------

In mid-January 1999, we reduced our exposure to technology, thereby avoiding many of the losses the sector experienced during the first few months of 1999. However, we continued to hold financial companies such as Citigroup, Inc. because they not only met our value criteria but also exhibited strong earnings growth. As such, we believed they were likely to benefit from prevailing market trends favoring large, growth-oriented businesses. In fact, they proved to be among the Fund's better performers throughout the period.

How did you manage the Fund's bond exposure?
In the face of last summer's global economic turmoil, many fixed-income investors abandoned corporate bonds for the perceived safety of U.S. Treasury instruments. We took advantage of this opportunity by investing a significant proportion of the Fund's assets in the corporate bond sector at attractive prices. After investor confidence returned in mid-October, the Fund's corporate bond investments rebounded strongly, generally outpacing other fixed-income instruments throughout the period.

What is your outlook for the future in light of today's market conditions? Currently, the global economy shows signs of approaching a turning point that may favor the Fund's investments in undervalued stocks. Asian markets have begun to exhibit early signs of recovery. Investors have shown renewed interest in value stocks, which in some instances outperformed formerly high-flying growth stocks during the last few weeks of the period.






                  8   Oppenheimer Disciplined Allocation Fund

Asset Allocation(2)
Percentage of invested assets

[tabular representation of pie chart]

Stocks                              49.4%
Bonds                               28.0
Cash Equivalents                    22.6

It is impossible to predict if such trends will continue, but we believe that our strategy continues to offer investors the potential for attractive long-term total return through balanced investments in bonds, undervalued stocks and cash. That's why Oppenheimer Disciplined Allocation Fund remains part of The Right Way to Invest.


Top 10 Stock Holdings(2)
----------------------------------------------------
Exxon Corp.                                     1.7%
----------------------------------------------------
Maytag Corp.                                    1.4
----------------------------------------------------
AT&T Corp.                                      1.4
----------------------------------------------------
United Technologies Corp.                       1.3
----------------------------------------------------
Cigna Corp.                                     1.3
----------------------------------------------------
Bell Atlantic Corp.                             1.2
----------------------------------------------------
Tandy Corp.                                     1.2
----------------------------------------------------
Citigroup, Inc.                                 1.1
----------------------------------------------------
General Dynamics Corp.                          1.1
----------------------------------------------------
ALLTELL Corp.                                   1.0
----------------------------------------------------

Top 5 Sectors(2)
----------------------------------------------------
Financial                                       16.3%
----------------------------------------------------
Consumer Cyclicals                               9.0
----------------------------------------------------
Consumer Staples                                 8.6
----------------------------------------------------
Capital Goods                                    7.9
----------------------------------------------------
Communication Services                           5.8
----------------------------------------------------


2. Portfolio is subject to change. Percentages are as of April 30, 1999, and are based on total market value of investments.

                  9   Oppenheimer Disciplined Allocation Fund

Financials
--------------------------------------------------------------------------------































                  10   Oppenheimer Disciplined Allocation Fund

--------------------------------------------------------------------------------
Statement of Investments  April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                                        Market Value
                                                                                                    Shares              See Note 1
====================================================================================================================================
Common Stocks--49.4%
------------------------------------------------------------------------------------------------------------------------------------
Basic Materials--1.0%
------------------------------------------------------------------------------------------------------------------------------------
Chemicals--1.0%
Dow Chemical Co.                                                                                     6,500               $   852,719
------------------------------------------------------------------------------------------------------------------------------------
Rohm & Haas Co.                                                                                     30,600                 1,371,262
------------------------------------------------------------------------------------------------------------------------------------
Solutia, Inc.                                                                                       20,100                   489,937
------------------------------------------------------------------------------------------------------------------------------------
Vulcan Materials Co.                                                                                16,300                   778,325
                                                                                                                         -----------
                                                                                                                           3,492,243

------------------------------------------------------------------------------------------------------------------------------------
Capital Goods--5.4%
------------------------------------------------------------------------------------------------------------------------------------
Aerospace/Defense--1.1%
General Dynamics Corp.                                                                              51,300                 3,603,825
------------------------------------------------------------------------------------------------------------------------------------
Industrial Services--0.6%
Viad Corp.                                                                                          62,200                 2,056,487
------------------------------------------------------------------------------------------------------------------------------------
Manufacturing--3.7%
Briggs & Stratton Corp.                                                                             14,700                   969,281
------------------------------------------------------------------------------------------------------------------------------------
Ingersoll-Rand Co.                                                                                  31,900                 2,207,081
------------------------------------------------------------------------------------------------------------------------------------
ITT Industries, Inc.                                                                                26,900                   968,400
------------------------------------------------------------------------------------------------------------------------------------
Textron, Inc.                                                                                       29,800                 2,745,325
------------------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                             13,900                 1,129,375
------------------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                           30,700                 4,447,662
                                                                                                                         -----------
                                                                                                                          12,467,124

------------------------------------------------------------------------------------------------------------------------------------
Communication Services--5.2%
------------------------------------------------------------------------------------------------------------------------------------
Telecommunications: Long Distance--3.0%
ALLTELL Corp.                                                                                       50,800                 3,425,825
------------------------------------------------------------------------------------------------------------------------------------
AT&T Corp.                                                                                          91,950                 4,643,475
------------------------------------------------------------------------------------------------------------------------------------
Sprint Corp. (Fon Group)                                                                            18,500                 1,897,406
                                                                                                                         -----------
                                                                                                                           9,966,706

------------------------------------------------------------------------------------------------------------------------------------
Telephone Utilities--2.2%
Ameritech Corp.                                                                                     33,700                 2,306,344
------------------------------------------------------------------------------------------------------------------------------------
Bell Atlantic Corp.                                                                                 69,160                 3,985,345
------------------------------------------------------------------------------------------------------------------------------------
Century Telephone Enterprises, Inc.                                                                 23,250                   935,812
                                                                                                                         -----------
                                                                                                                           7,227,501




                  11   Oppenheimer Disciplined Allocation Fund

--------------------------------------------------------------------------------
Statement of Investments (Unaudited) (Continued)
--------------------------------------------------------------------------------


                                                                                                                        Market Value
                                                                                                    Shares              See Note 1
------------------------------------------------------------------------------------------------------------------------------------
Consumer Cyclicals--6.9%
------------------------------------------------------------------------------------------------------------------------------------
Autos & Housing--2.5%
Federal-Mogul Corp.                                                                                 17,100                $  750,262
------------------------------------------------------------------------------------------------------------------------------------
Ford Motor Co.                                                                                      21,900                 1,400,231
------------------------------------------------------------------------------------------------------------------------------------
Martin Marietta Materials, Inc.                                                                      4,900                   302,881
------------------------------------------------------------------------------------------------------------------------------------
Maytag Corp.                                                                                        68,900                 4,711,037
------------------------------------------------------------------------------------------------------------------------------------
USG Corp.                                                                                           22,800                 1,330,950
                                                                                                                          ----------
                                                                                                                           8,495,361

------------------------------------------------------------------------------------------------------------------------------------
Consumer Services--0.3%
Hertz Corp., Cl. A                                                                                  18,300                 1,092,281
------------------------------------------------------------------------------------------------------------------------------------
Leisure & Entertainment--0.0%
Hasbro, Inc.                                                                                         2,950                   100,669
------------------------------------------------------------------------------------------------------------------------------------
Media--0.5%
Gannett Co., Inc.                                                                                   22,300                 1,579,119
------------------------------------------------------------------------------------------------------------------------------------
Retail: General--1.8%
Dayton Hudson Corp.                                                                                    900                    60,581
------------------------------------------------------------------------------------------------------------------------------------
Dollar General Corp.                                                                                43,700                 1,532,231
------------------------------------------------------------------------------------------------------------------------------------
Federated Department Stores, Inc.(1)                                                                21,800                 1,017,787
------------------------------------------------------------------------------------------------------------------------------------
May Department Stores Co.                                                                           20,600                   820,137
------------------------------------------------------------------------------------------------------------------------------------
Nordstrom, Inc.                                                                                     17,000                   598,187
------------------------------------------------------------------------------------------------------------------------------------
Sears Roebuck & Co.                                                                                 42,700                 1,964,200
                                                                                                                          ----------
                                                                                                                           5,993,123

------------------------------------------------------------------------------------------------------------------------------------
Retail: Specialty--1.2%
Tandy Corp.                                                                                         54,400                 3,940,600
------------------------------------------------------------------------------------------------------------------------------------
Textile/Apparel & Home Furnishings--0.6%
Gucci Group NV                                                                                       7,200                   543,150
------------------------------------------------------------------------------------------------------------------------------------
Shaw Industries, Inc.(1)                                                                            41,200                   746,750
------------------------------------------------------------------------------------------------------------------------------------
VF Corp.                                                                                            16,800                   865,200
                                                                                                                          ----------
                                                                                                                           2,155,100

------------------------------------------------------------------------------------------------------------------------------------
Consumer Staples--6.3%
------------------------------------------------------------------------------------------------------------------------------------
Beverages--1.0%
Anheuser-Busch Cos., Inc.                                                                           46,300                 3,385,687
------------------------------------------------------------------------------------------------------------------------------------
Entertainment--0.1%
Brinker International, Inc.(1)                                                                      13,900                   383,987
------------------------------------------------------------------------------------------------------------------------------------
Food--1.5%
General Mills, Inc.                                                                                 30,700                 2,244,938
------------------------------------------------------------------------------------------------------------------------------------
H.J. Heinz Co.                                                                                      20,500                   957,094
------------------------------------------------------------------------------------------------------------------------------------
Hormel Foods Corp.                                                                                  21,200                   779,100
------------------------------------------------------------------------------------------------------------------------------------
IBP, Inc.                                                                                           59,700                 1,208,925
                                                                                                                          ----------
                                                                                                                           5,190,057


                  12   Oppenheimer Disciplined Allocation Fund

                                                                                                                        Market Value
                                                                                                    Shares              See Note 1
------------------------------------------------------------------------------------------------------------------------------------
Food & Drug Retailers--1.7%
Albertson's, Inc.                                                                                   59,700                $3,074,550
------------------------------------------------------------------------------------------------------------------------------------
Kroger Co.(1)                                                                                       36,200                 1,966,113
------------------------------------------------------------------------------------------------------------------------------------
Safeway, Inc.(1)                                                                                    10,100                   544,769
                                                                                                                          ----------
                                                                                                                           5,585,432

------------------------------------------------------------------------------------------------------------------------------------
Household Goods--2.0%
Dial Corp. (The)                                                                                    47,700                 1,621,800
------------------------------------------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                                                                31,500                 1,931,344
------------------------------------------------------------------------------------------------------------------------------------
Premark International, Inc.                                                                         86,000                 3,165,875
                                                                                                                          ----------
                                                                                                                           6,719,019

------------------------------------------------------------------------------------------------------------------------------------
Energy--3.0%
------------------------------------------------------------------------------------------------------------------------------------
Energy Services--0.1%
NICOR, Inc.                                                                                          8,800                   320,100
------------------------------------------------------------------------------------------------------------------------------------
Oil: Domestic--2.1%
Exxon Corp.                                                                                         68,200                 5,664,863
------------------------------------------------------------------------------------------------------------------------------------
Mobil Corp.                                                                                          8,900                   932,275
------------------------------------------------------------------------------------------------------------------------------------
Sunoco, Inc.                                                                                        13,000                   464,750
                                                                                                                          ----------
                                                                                                                           7,061,888

------------------------------------------------------------------------------------------------------------------------------------
Oil: International--0.8%
BP Amoco plc, ADR                                                                                   17,300                 1,958,144
------------------------------------------------------------------------------------------------------------------------------------
Total SA, Sponsored ADR                                                                              8,600                   584,800
                                                                                                                          ----------
                                                                                                                           2,542,944

------------------------------------------------------------------------------------------------------------------------------------
Financial--10.7%
------------------------------------------------------------------------------------------------------------------------------------
Banks--2.1%
Bank One Corp.                                                                                       8,900                   525,100
------------------------------------------------------------------------------------------------------------------------------------
Chase Manhattan Corp.                                                                               26,700                 2,209,425
------------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan & Co., Inc.                                                                              7,100                   956,725
------------------------------------------------------------------------------------------------------------------------------------
Old Kent Financial Corp.                                                                            13,900                   656,775
------------------------------------------------------------------------------------------------------------------------------------
UnionBanCal Corp.                                                                                   25,600                   873,600
------------------------------------------------------------------------------------------------------------------------------------
Wachovia Corp.                                                                                      22,400                 1,968,400
                                                                                                                          ----------
                                                                                                                           7,190,025

------------------------------------------------------------------------------------------------------------------------------------
Diversified Financial--2.1%
Citigroup, Inc.                                                                                     49,500                 3,724,875
------------------------------------------------------------------------------------------------------------------------------------
Fannie Mae                                                                                          36,400                 2,582,125
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.                                                                     6,300                   624,881
                                                                                                                          ----------
                                                                                                                           6,931,881


                  13   Oppenheimer Disciplined Allocation Fund

--------------------------------------------------------------------------------
Statement of Investments (Unaudited) (Continued)
--------------------------------------------------------------------------------


                                                                                                                        Market Value
                                                                                                    Shares              See Note 1
------------------------------------------------------------------------------------------------------------------------------------
Insurance--6.5%
Allstate Corp.                                                                                      73,300               $ 2,666,288
------------------------------------------------------------------------------------------------------------------------------------
American General Corp.                                                                              25,800                 1,909,200
------------------------------------------------------------------------------------------------------------------------------------
American International Group, Inc.                                                                  27,600                 3,241,275
------------------------------------------------------------------------------------------------------------------------------------
Cigna Corp.                                                                                         50,500                 4,402,969
------------------------------------------------------------------------------------------------------------------------------------
Equitable Cos., Inc.                                                                                18,500                 1,245,281
------------------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.                                                             23,500                 1,385,031
------------------------------------------------------------------------------------------------------------------------------------
Jefferson-Pilot Corp.                                                                               24,600                 1,657,425
------------------------------------------------------------------------------------------------------------------------------------
Lincoln National Corp.                                                                               9,400                   902,988
------------------------------------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.                                                                         39,300                 3,008,906
------------------------------------------------------------------------------------------------------------------------------------
Old Republic International Corp.                                                                    20,800                   406,900
------------------------------------------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp., Cl. A                                                            29,300                 1,010,850
                                                                                                                         -----------
                                                                                                                          21,837,113

------------------------------------------------------------------------------------------------------------------------------------
Healthcare--2.7%
------------------------------------------------------------------------------------------------------------------------------------
Healthcare/Drugs--1.2%
Abbott Laboratories                                                                                 33,500                 1,622,656
------------------------------------------------------------------------------------------------------------------------------------
Amgen, Inc.(1)                                                                                      18,600                 1,142,738
------------------------------------------------------------------------------------------------------------------------------------
Pharmacia & Upjohn, Inc.                                                                            19,600                 1,097,600
                                                                                                                         -----------
                                                                                                                           3,862,994

------------------------------------------------------------------------------------------------------------------------------------
Healthcare/Supplies & Services--1.5%
Bard (C.R.), Inc.                                                                                   49,300                 2,415,700
------------------------------------------------------------------------------------------------------------------------------------
Beckman Coulter, Inc.                                                                               24,200                 1,166,138
------------------------------------------------------------------------------------------------------------------------------------
Total Renal Care Holdings, Inc.(1)                                                                  48,500                   672,938
------------------------------------------------------------------------------------------------------------------------------------
WellPoint Health Networks, Inc.(1)                                                                  10,600                   744,650
                                                                                                                         -----------
                                                                                                                           4,999,426

------------------------------------------------------------------------------------------------------------------------------------
Technology--3.2%
------------------------------------------------------------------------------------------------------------------------------------
Computer Hardware--2.4%
Apple Computer, Inc.(1)                                                                             58,600                 2,695,600
------------------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                                                 39,200                 3,091,900
------------------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                                8,500                 1,778,094
------------------------------------------------------------------------------------------------------------------------------------
Lexmark International Group, Inc., Cl. A(1)                                                          3,900                   481,650
------------------------------------------------------------------------------------------------------------------------------------
Seagate Technology, Inc.(1)                                                                          2,300                    64,113
                                                                                                                         -----------
                                                                                                                           8,111,357


                  14   Oppenheimer Disciplined Allocation Fund

                                                                                                                        Market Value
                                                                                                    Shares              See Note 1
------------------------------------------------------------------------------------------------------------------------------------
Computer Services--0.4%
First Data Corp.                                                                                    33,700              $  1,430,144
------------------------------------------------------------------------------------------------------------------------------------
Electronics--0.2%
Atmel Corp.(1)                                                                                      31,100                   567,575
------------------------------------------------------------------------------------------------------------------------------------
Photography--0.2%
Xerox Corp.                                                                                         11,500                   675,625
------------------------------------------------------------------------------------------------------------------------------------
Transportation--1.4%
------------------------------------------------------------------------------------------------------------------------------------
Air Transportation--1.0%
Continental Airlines, Inc., Cl. B(1)                                                                36,200                 1,563,388
------------------------------------------------------------------------------------------------------------------------------------
Delta Air Lines, Inc.                                                                               28,000                 1,776,250
                                                                                                                        ------------
                                                                                                                           3,339,638

------------------------------------------------------------------------------------------------------------------------------------
Railroads & Truckers--0.4%
Burlington Northern Santa Fe Corp.                                                                  19,400                   710,525
------------------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp.                                                                                 13,000                   780,000
                                                                                                                        ------------
                                                                                                                           1,490,525

------------------------------------------------------------------------------------------------------------------------------------
Utilities--3.6%
------------------------------------------------------------------------------------------------------------------------------------
Electric Utilities--3.4%
FPL Group, Inc.                                                                                     21,800                 1,228,975
------------------------------------------------------------------------------------------------------------------------------------
Montana Power Co.                                                                                   19,000                 1,416,688
------------------------------------------------------------------------------------------------------------------------------------
Peco Energy Co.                                                                                     58,700                 2,784,581
------------------------------------------------------------------------------------------------------------------------------------
PG&E Corp.                                                                                          62,300                 1,935,194
------------------------------------------------------------------------------------------------------------------------------------
Potomac Electric Power Co.                                                                          22,000                   643,500
------------------------------------------------------------------------------------------------------------------------------------
Public Service Enterprise Group, Inc.                                                               23,300                   932,000
------------------------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc.                                                                                56,600                 1,602,488
------------------------------------------------------------------------------------------------------------------------------------
Texas Utilities Co.                                                                                 20,000                   795,000
                                                                                                                        ------------
                                                                                                                          11,338,426

------------------------------------------------------------------------------------------------------------------------------------
Gas Utilities--0.2%
El Paso Energy Corp.                                                                                17,200                   632,100
                                                                                                                        ------------
Total Common Stocks (Cost $147,207,742)                                                                                  165,766,082

====================================================================================================================================
Other Securities--0.2%
------------------------------------------------------------------------------------------------------------------------------------
Ingersoll-Rand International Finance Corp. I, 6.22% Preferred
Redeemable Increased Dividend Equity Securities, 5/16/01
(Cost $750,000)(2)                                                                                  30,000                   753,750


                  15   Oppenheimer Disciplined Allocation Fund

--------------------------------------------------------------------------------
Statement of Investments (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                                                        Market Value
                                                                                                Units                   See Note 1
====================================================================================================================================
Rights, Warrants and Certificates--0.0%
------------------------------------------------------------------------------------------------------------------------------------
Concentric Network Corp. Wts., Exp. 12/07(2)                                                           100                $   28,412
------------------------------------------------------------------------------------------------------------------------------------
Dairy Mart Convenience Stores, Inc. Wts., Exp. 12/01(2)                                                666                       213
------------------------------------------------------------------------------------------------------------------------------------
Intermedia Communications, Inc. Wts., Exp. 6/00(2)                                                     100                    12,135
------------------------------------------------------------------------------------------------------------------------------------
Microcell Telecommunications, Inc. Wts., Exp. 6/06(2)                                                  500                     8,583
------------------------------------------------------------------------------------------------------------------------------------
Nextel International Ltd. Wts., Exp. 4/07(2)                                                           100                       363
------------------------------------------------------------------------------------------------------------------------------------
Price Communications Corp. Wts., Exp. 8/07(2)                                                          516                    28,380
------------------------------------------------------------------------------------------------------------------------------------
Signature Brands, Inc. Wts., Exp. 8/02(2)                                                              100                     2,013
------------------------------------------------------------------------------------------------------------------------------------
Total Rights, Warrants and Certificates (Cost $8,004)                                                                         80,099


                                                                                                Face
                                                                                                Amount
====================================================================================================================================
Asset-Backed Securities--0.8%
------------------------------------------------------------------------------------------------------------------------------------
Dayton Hudson Credit Card Master Trust, Asset-Backed Certificates,
Series 1997-1, Cl. A, 6.25%, 8/25/05                                                            $  125,000                   125,703
------------------------------------------------------------------------------------------------------------------------------------
IROQUOIS Trust, Asset-Backed Amortizing Nts., Series 1997-2,
Cl. A, 6.752%, 6/25/07(2)                                                                        1,175,000                 1,184,776
------------------------------------------------------------------------------------------------------------------------------------
Olympic Automobile Receivables Trust, Automobile
Receivables-Backed Nts., Series 1997-A, Cl. A-5, 6.80%, 2/15/05(2)                               1,150,000                 1,162,578
                                                                                                                           ---------
Total Asset-Backed Securities (Cost $2,448,278)                                                                            2,473,057

====================================================================================================================================
Mortgage-Backed Obligations--3.6%
------------------------------------------------------------------------------------------------------------------------------------
Chase Commercial Mortgage Securities Corp., Commercial Mtg.
Obligations, Series 1996-1, Cl. A2, 7.60%, 3/18/06                                               1,500,000                 1,582,734
------------------------------------------------------------------------------------------------------------------------------------
Countrywide Funding Corp., Mtg. Pass-Through Certificates,
Series 1994-10, Cl. A3, 6%, 5/25/09                                                                250,000                   248,750
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Collateralized Mtg. Obligations,
Gtd. Multiclass Mtg. Participation Certificates, Series 1711, Cl.
EA, 7%, 3/15/24                                                                                    200,000                   199,874
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Multiclass Mtg.
Participation Certificates:
6%, 3/1/09                                                                                         724,482                   722,765
Series 1843, Cl. VB, 7%, 4/15/03                                                                    65,000                    66,503
Series 1849, Cl. VA, 6%, 12/15/10                                                                  735,322                   737,845
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only
Stripped Mtg.-Backed Security:
Series 1542, Cl. QC, 9.56%, 10/15/20(3)                                                            400,000                    53,624
Series 1583, Cl. IC, 9.23%-10.33%, 1/15/20(3)                                                    2,123,962                   199,122
Series 1661, Cl. PK, 18.42%, 11/15/06(3)                                                           375,805                    18,670


                  16   Oppenheimer Disciplined Allocation Fund

                                                                                                Face                    Market Value
                                                                                                Amount                  See Note 1
------------------------------------------------------------------------------------------------------------------------------------
Mortgage-Backed Obligations  (continued)
Federal National Mortgage Assn.:
6%, 12/1/03                                                                                     $  575,610               $   574,155
6.50%, 3/1/26-4/1/26                                                                               682,825                   679,432
7%, 4/1/00                                                                                          31,197                    31,223
7.50%, 1/1/08-6/1/08                                                                               542,642                   560,166
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations,
Gtd. Multiclass Mtg. Participation Certificates, Trust 1992-15,
Cl. KZ, 7%, 2/25/22                                                                                824,532                   811,645
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations,
Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates,
Trust 1993-190, Cl. Z, 5.85%, 7/25/08                                                              312,902                   313,390
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed
Security, Trust 1993-223, Cl. PM, 8.48%, 10/25/23(3)                                             1,399,259                   192,398
------------------------------------------------------------------------------------------------------------------------------------
GE Capital Mortgage Services, Inc., Collateralized Mtg. Obligations,
Series 1998-12, Cl. 3A4, 6.50%, 7/25/13                                                            500,000                   486,953
------------------------------------------------------------------------------------------------------------------------------------
GE Capital Mortgage Services, Inc., Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates, Series 1994-7, Cl. A18, 6%, 2/25/09                           1,143,592                 1,081,050
------------------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn.:
7%, 4/15/09-2/15/24                                                                              1,077,578                 1,099,916
7.50%, 3/15/09                                                                                     475,221                   491,308
8%, 5/15/17                                                                                        337,600                   354,228
------------------------------------------------------------------------------------------------------------------------------------
IMC Home Equity Trust, Asset-Backed Home Equity Securities,
Series 1998-3, Cl. A5, 6.36%, 8/20/22(4)                                                           700,000                   692,672
------------------------------------------------------------------------------------------------------------------------------------
Norwest Asset Securities Corp., Mtg. Pass-Through Certificates,
Series 1997-14, Cl. A3, 6.75%, 10/25/27                                                          1,000,000                 1,002,500
                                                                                                                         -----------
Total Mortgage-Backed Obligations (Cost $11,980,126)                                                                      12,200,923

====================================================================================================================================
U.S. Government Obligations--7.5%
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
6%, 2/15/26                                                                                      5,300,000                 5,369,562
7.50%, 11/15/16(5)                                                                               2,000,000                 2,342,500
8.75%, 5/15/17(5)                                                                                8,250,000                10,817,813
STRIPS, 5.88%, 11/15/18(6)                                                                       6,000,000                 1,855,290
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
5.625%, 5/15/08                                                                                  3,500,000                 3,551,408
6.125%, 8/15/07                                                                                  1,250,000                 1,307,031
                                                                                                                         -----------
Total U.S. Government Obligations (Cost $23,550,773)                                                                      25,243,604

====================================================================================================================================
Foreign Government Obligations--0.1%
------------------------------------------------------------------------------------------------------------------------------------
United Mexican States Bonds, 6.97%, 8/12/00 (Cost $247,298)                                        250,000                   248,820



                  17   Oppenheimer Disciplined Allocation Fund

--------------------------------------------------------------------------------
Statement of Investments (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                                Face                    Market Value
                                                                                                Amount                  See Note 1
====================================================================================================================================
Non-Convertible Corporate Bonds and Notes--16.2%
------------------------------------------------------------------------------------------------------------------------------------
Basic Materials--0.8%
------------------------------------------------------------------------------------------------------------------------------------
Chemicals--0.3%
Morton International, Inc., 9.25% Credit Sensitive Nts., 6/1/20                                 $  565,000                $  702,713
------------------------------------------------------------------------------------------------------------------------------------
PPG Industries, Inc., 9% Debs., 5/1/21                                                             315,000                   382,524
                                                                                                                          ----------
                                                                                                                           1,085,237

------------------------------------------------------------------------------------------------------------------------------------
Metals--0.3%
Alcan Aluminum Ltd., 9.625% Debs., 7/15/19                                                         975,000                 1,029,522
------------------------------------------------------------------------------------------------------------------------------------
Paper--0.2%
Aracruz Celulose SA, 10.375% Debs., 1/31/02(2)                                                     750,000                   725,625
------------------------------------------------------------------------------------------------------------------------------------
Capital Goods--2.8%
------------------------------------------------------------------------------------------------------------------------------------
Aerospace/Defense--0.4%
Northwest Airlines Corp., 8.375% Unsec. Nts., 3/15/04                                              750,000                   742,721
------------------------------------------------------------------------------------------------------------------------------------
Raytheon Co., 6.45% Nts., 8/15/02                                                                  500,000                   508,092
                                                                                                                          ----------
                                                                                                                           1,250,813

------------------------------------------------------------------------------------------------------------------------------------
Industrial Services--1.6%
Fred Meyer, Inc., 7.375% Sr. Nts., 3/1/05                                                        1,250,000                 1,297,564
------------------------------------------------------------------------------------------------------------------------------------
Norse CBO Ltd., 6.515% Collateralized Bond Obligations,
Series 1A, Cl. A3, 8/13/10(2)                                                                    1,000,000                   982,500
------------------------------------------------------------------------------------------------------------------------------------
Owens-Illinois, Inc., 7.15% Sr. Nts., 5/15/05                                                    1,000,000                   984,803
------------------------------------------------------------------------------------------------------------------------------------
Sun Co., Inc., 7.95% Debs., 12/15/01                                                             1,175,000                 1,221,381
------------------------------------------------------------------------------------------------------------------------------------
USI American Holdings, Inc., 7.25% Sr. Nts., Series B, 12/1/06                                     830,000                   815,492
                                                                                                                          ----------
                                                                                                                           5,301,740

------------------------------------------------------------------------------------------------------------------------------------
Manufacturing--0.8%
Federal-Mogul Corp., 7.50% Nts., 7/1/04                                                            500,000                   501,626
------------------------------------------------------------------------------------------------------------------------------------
Norsk Hydro AS, 8.75% Bonds, 10/23/01                                                              500,000                   530,650
------------------------------------------------------------------------------------------------------------------------------------
U.S. Filter Corp., 6.375% Unsec. Bonds, 5/15/01                                                  1,000,000                 1,001,645
------------------------------------------------------------------------------------------------------------------------------------
U.S. Industries, Inc., 7.125% Sr. Nts., 10/15/03(7)                                                500,000                   491,493
                                                                                                                          ----------
                                                                                                                           2,525,414

------------------------------------------------------------------------------------------------------------------------------------
Communication Services--0.4%
------------------------------------------------------------------------------------------------------------------------------------
Telecommunications: Long Distance--0.4%
AT&T Capital Corp., 6.25% Medium-Term Nts., Series F, 5/15/01                                      725,000                   730,207
------------------------------------------------------------------------------------------------------------------------------------
US West Capital Funding, Inc., 6.125% Nts., 7/15/02                                                500,000                   503,847
                                                                                                                          ----------
                                                                                                                           1,234,054


                  18   Oppenheimer Disciplined Allocation Fund

                                                                                                Face                    Market Value
                                                                                                Amount                  See Note 1
------------------------------------------------------------------------------------------------------------------------------------
Consumer Cyclicals--1.0%
------------------------------------------------------------------------------------------------------------------------------------
Autos & Housing--0.5%
Black & Decker Corp., 6.625% Nts., 11/15/00                                                     $  810,000                $  818,297
------------------------------------------------------------------------------------------------------------------------------------
Ford Motor Co., 6.375% Sr. Unsec. Unsub. Nts., 2/1/29                                            1,000,000                   930,960
                                                                                                                          ----------
                                                                                                                           1,749,257

------------------------------------------------------------------------------------------------------------------------------------
Leisure & Entertainment--0.0%
Hilton Hotels Corp., 7.375% Nts., 6/1/02                                                            50,000                    50,577
------------------------------------------------------------------------------------------------------------------------------------
Media--0.1%
Reed Elsevier, Inc., 6.625% Nts., 10/15/23(7)                                                      400,000                   363,840
------------------------------------------------------------------------------------------------------------------------------------
Retail: General--0.4%
Federated Department Stores, Inc., 6.125% Cv. Sub. Nts., 9/1/01(4)                                 750,000                   755,377
------------------------------------------------------------------------------------------------------------------------------------
Price/Costco Cos., Inc., 7.125% Sr. Nts., 6/15/05                                                  550,000                   570,688
                                                                                                                          ----------
                                                                                                                           1,326,065

------------------------------------------------------------------------------------------------------------------------------------
Consumer Staples--2.8%
------------------------------------------------------------------------------------------------------------------------------------
Broadcasting--0.3%
CSC Holdings, Inc., 7.625% Sr. Unsec. Debs., 7/15/18                                             1,000,000                 1,013,750
------------------------------------------------------------------------------------------------------------------------------------
Entertainment--0.7%
Paramount Communications, Inc., 7.50% Sr. Nts., 1/15/02                                            750,000                   777,732
------------------------------------------------------------------------------------------------------------------------------------
Tricon Global Restaurants, Inc., 7.45% Sr. Unsec. Nts., 5/15/05                                  1,000,000                 1,022,590
------------------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., 6.75% Sr. Unsec. Nts., 1/15/03                                                       500,000                   510,087
                                                                                                                          ----------
                                                                                                                           2,310,409

------------------------------------------------------------------------------------------------------------------------------------
Food--1.1%
CPC International, Inc., 6.15% Unsec. Nts., Series C, 1/15/06                                      500,000                   500,836
------------------------------------------------------------------------------------------------------------------------------------
Dole Food Distributing, Inc., 6.75% Nts., 7/15/00                                                  650,000                   655,502
------------------------------------------------------------------------------------------------------------------------------------
Grand Metro Inventory Corp., 7.125% Nts., 9/15/04                                                1,250,000                 1,311,305
------------------------------------------------------------------------------------------------------------------------------------
RACERS-Kellogg-98-1, 5.75% Nts., 2/2/01(7)                                                       1,000,000                   999,309
                                                                                                                          ----------
                                                                                                                           3,466,952

------------------------------------------------------------------------------------------------------------------------------------
Household Goods--0.7%
Dial Corp. (The), 5.89% Medium-Term Nts., Series A, 10/22/01                                       750,000                   739,666
------------------------------------------------------------------------------------------------------------------------------------
Fort James Corp.:
6.234% Nts., 3/15/01                                                                               250,000                   251,054
6.875% Sr. Nts., 9/15/07                                                                         1,000,000                 1,031,499
------------------------------------------------------------------------------------------------------------------------------------
Kimberly-Clark Corp., 7.875% Debs., 2/1/23                                                         355,000                   382,150
                                                                                                                          ----------
                                                                                                                           2,404,369


                  19   Oppenheimer Disciplined Allocation Fund

--------------------------------------------------------------------------------
Statement of Investments (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                                Face                    Market Value
                                                                                                Amount                  See Note 1
------------------------------------------------------------------------------------------------------------------------------------
Energy--2.0%
------------------------------------------------------------------------------------------------------------------------------------
Energy Services--1.7%
Coastal Corp.:
8.125% Sr. Nts., 9/15/02                                                                        $  565,000                $  599,090
8.75% Sr. Nts., 5/15/99                                                                             35,000                    35,031
------------------------------------------------------------------------------------------------------------------------------------
Columbia Gas System, Inc., 6.80% Nts., Series C, 11/28/05                                          500,000                   509,009
------------------------------------------------------------------------------------------------------------------------------------
Gulf Canada Resources Ltd.:
8.25% Sr. Nts., 3/15/17                                                                            575,000                   532,234
9% Debs., 8/15/99                                                                                  325,000                   326,625
------------------------------------------------------------------------------------------------------------------------------------
Louisiana Land & Exploration Co., 7.65% Debs., 12/1/23                                             990,000                 1,005,812
------------------------------------------------------------------------------------------------------------------------------------
Petroleum Geo-Services ASA, 7.50% Nts., 3/31/07                                                    825,000                   852,105
------------------------------------------------------------------------------------------------------------------------------------
Petroliam Nasional Berhad, 6.875% Nts., 7/1/03(2)                                                  500,000                   484,121
------------------------------------------------------------------------------------------------------------------------------------
TransCanada PipeLines Ltd., 9.875% Debs., 1/1/21                                                   500,000                   645,270
------------------------------------------------------------------------------------------------------------------------------------
Williams Holdings of Delaware, Inc., 6.25% Sr. Unsec. Debs., 2/1/06                                750,000                   745,645
                                                                                                                          ----------
                                                                                                                           5,734,942

------------------------------------------------------------------------------------------------------------------------------------
Oil: Domestic--0.3%
Norcen Energy Resources Ltd., 6.80% Debs., 7/2/02                                                1,000,000                   997,248
------------------------------------------------------------------------------------------------------------------------------------
Standard Oil Co. (BP), 9% Gtd. Debs., 6/1/19                                                        65,000                    65,066
                                                                                                                          ----------
                                                                                                                           1,062,314

------------------------------------------------------------------------------------------------------------------------------------
Financial--3.8%
------------------------------------------------------------------------------------------------------------------------------------
Banks--0.8%
Chase Manhattan Corp., 10.125% Sub. Nts., 11/1/00                                                  250,000                   265,756
------------------------------------------------------------------------------------------------------------------------------------
Fleet Mtg./Norstar Group, Inc., 9.90% Sub. Nts., 6/15/01                                           360,000                   386,959
------------------------------------------------------------------------------------------------------------------------------------
Greenpoint Bank (Brooklyn New York), 6.70% Sr. Medium-Term Bank Nts., 7/15/02                    1,000,000                 1,009,417
------------------------------------------------------------------------------------------------------------------------------------
Integra Financial Corp., 6.50% Sub. Nts., 4/15/00                                                  110,000                   111,037
------------------------------------------------------------------------------------------------------------------------------------
People's Bank of Bridgeport (Connecticut), 7.20% Sub. Nts., 12/1/06                              1,000,000                   988,425
                                                                                                                          ----------
                                                                                                                           2,761,594

------------------------------------------------------------------------------------------------------------------------------------
Diversified Financial--1.2%
American General Institutional Capital B, 8.125% Bonds, Series B, 3/15/46(7)                       575,000                   639,400
------------------------------------------------------------------------------------------------------------------------------------
Capital One Financial Corp., 7.25% Nts., 12/1/03                                                 1,000,000                 1,009,683
------------------------------------------------------------------------------------------------------------------------------------
Countrywide Home Loans, Inc., 6.05% Medium-Term Nts.,Series D, 3/1/01                              700,000                   700,261
------------------------------------------------------------------------------------------------------------------------------------
Fleet Mtg. Group, Inc., 6.50% Nts., 9/15/99                                                        250,000                   250,924
------------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 5.625% Nts., 2/15/01                                              162,000                   161,712
------------------------------------------------------------------------------------------------------------------------------------
GS Escrow Corp., 6.75% Sr. Unsec. Nts., 8/1/01                                                   1,000,000                 1,001,480
------------------------------------------------------------------------------------------------------------------------------------
PHH Corp., 6.50% Nts., 2/1/00                                                                      350,000                   352,092
                                                                                                                          ----------
                                                                                                                           4,115,552


                  20   Oppenheimer Disciplined Allocation Fund

                                                                                                Face                    Market Value
                                                                                                Amount                  See Note 1
------------------------------------------------------------------------------------------------------------------------------------
Insurance--1.2%
Conseco Financing Trust III, 8.796% Bonds, 4/1/27                                               $  850,000                $  798,748
------------------------------------------------------------------------------------------------------------------------------------
Conseco, Inc., 6.40% Nts., 6/15/01                                                                 500,000                   494,580
------------------------------------------------------------------------------------------------------------------------------------
Equitable Life Assurance Society (U.S.A.), 6.95% Surplus Nts., 12/1/05(7)                          500,000                   516,005
------------------------------------------------------------------------------------------------------------------------------------
GenAmerica Capital I, 8.525% Nts., 6/30/27(7)                                                      750,000                   716,600
------------------------------------------------------------------------------------------------------------------------------------
Life Re Capital Trust I, 8.72% Nts., 6/15/27(7)                                                    500,000                   511,128
------------------------------------------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp., 6.75% Sr. Unsec. Nts., 11/15/06                               1,000,000                 1,014,195
                                                                                                                          ----------
                                                                                                                           4,051,256

------------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts--0.6%
Chelsea GCA Realty Partner, Inc., 7.75% Unsec. Nts., 1/26/01                                     1,050,000                 1,036,151
------------------------------------------------------------------------------------------------------------------------------------
First Industrial LP, 7.15% Bonds, 5/15/27                                                          560,000                   560,222
------------------------------------------------------------------------------------------------------------------------------------
Simon DeBartolo Group LP, 6.625% Unsec. Nts., 6/15/03                                              500,000                   496,024
                                                                                                                          ----------
                                                                                                                           2,092,397

------------------------------------------------------------------------------------------------------------------------------------
Healthcare--0.3%
------------------------------------------------------------------------------------------------------------------------------------
Healthcare/Supplies & Services--0.3%
Columbia/HCA Healthcare Corp., 6.875% Nts., 7/15/01                                                120,000                   117,117
------------------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.:
8% Sr. Nts., 1/15/05                                                                               325,000                   328,250
8.625% Sr. Unsec. Nts., 12/1/03                                                                    500,000                   510,148
                                                                                                                          ----------
                                                                                                                             955,515

------------------------------------------------------------------------------------------------------------------------------------
Transportation--0.4%
------------------------------------------------------------------------------------------------------------------------------------
Railroads & Truckers--0.4%
CSX Corp., 7.05% Debs., 5/1/02                                                                     145,000                   149,394
------------------------------------------------------------------------------------------------------------------------------------
Norfolk Southern Corp., 7.35% Nts., 5/15/07                                                        125,000                   132,226
------------------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp.:
7% Nts., 6/15/00                                                                                   605,000                   614,208
7.60% Nts., 5/1/05                                                                                 500,000                   525,878
                                                                                                                          ----------
                                                                                                                           1,421,706

------------------------------------------------------------------------------------------------------------------------------------
Utilities--1.9%
------------------------------------------------------------------------------------------------------------------------------------
Electric Utilities--0.9%
Cleveland Electric Illumination, Inc., 6.86% First Mtg Nts., 10/1/08                             1,500,000                 1,508,565
------------------------------------------------------------------------------------------------------------------------------------
El Paso Electric Co., 8.25% First Mtg. Bonds, Series C, 2/1/03                                     500,000                   527,654
------------------------------------------------------------------------------------------------------------------------------------
Hawaiian Electric Industries, Inc., 6.31% Medium-Term Nts.,
Series B, 2/19/02                                                                                1,000,000                   999,024
                                                                                                                          ----------
                                                                                                                           3,035,243


                  21   Oppenheimer Disciplined Allocation Fund

--------------------------------------------------------------------------------
Statement of Investments (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                               Face                 Market Value
                                                                                               Amount               See Note 1
---------------------------------------------------------------------------------------------------------------------------------
Gas Utilities--1.0%
Northern Illinois Gas Co., 6.45% First Mtg. Bonds, 8/1/01                                      $   680,000           $    685,361
---------------------------------------------------------------------------------------------------------------------------------
Southern California Gas Co., 6.38% Medium-Term Nts., 10/29/01                                      500,000                505,876
---------------------------------------------------------------------------------------------------------------------------------
Tennessee Gas Pipeline Co., 7.50% Bonds, 4/1/17                                                    825,000                861,224
---------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc., 6.20% Nts., 8/1/02                                                          1,250,000              1,248,211
                                                                                                                     ------------
                                                                                                                        3,300,672
                                                                                                                     ------------
Total Non-Convertible Corporate Bonds and Notes (Cost $54,343,697)                                                     54,368,815

=================================================================================================================================
Convertible Corporate Bonds and Notes--0.0%
---------------------------------------------------------------------------------------------------------------------------------
Geotek Communications, Inc., 12% Cv. Sr. Sub. Nts., 2/15/01
(Cost $92,540)(8)                                                                                  100,000                     --

=================================================================================================================================
Short-Term Notes--18.2%(9)
---------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 4.82%, 5/3/99                                                            6,000,000              5,998,393
---------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
4.68%, 5/19/99                                                                                   5,249,000              5,236,717
4.70%, 6/4/99                                                                                    5,000,000              4,977,806
4.71%, 5/7/99                                                                                    9,825,000              9,817,320
4.75%, 5/4/99-5/24/99                                                                           35,000,000             34,944,488
                                                                                                                     ------------
Total Short-Term Notes (Cost $60,974,724)                                                                              60,974,724

=================================================================================================================================
Repurchase Agreements--4.5%
---------------------------------------------------------------------------------------------------------------------------------
Repurchase agreement with Zion First National Bank, 4.86%,
dated 4/30/99, to be repurchased at $15,214,159 on 5/3/99,
collateralized by U.S. Treasury Bonds, 6.375%-8.875%, 8/15/17-8/15/27,
with a value of $6,892,209, U.S. Treasury Nts., 6.25%-7%, 4/30/02-7/15/06,
with a value of $5,009,444, and U.S. Treasury Bills, 7/29/99-4/27/00,
with a value of $3,620,127 (Cost $15,208,000)                                                   15,208,000             15,208,000
---------------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $316,811,182)                                                     100.5%            337,317,874
---------------------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                                                (0.5)             (1,614,014)
                                                                                                ---------            ------------
Net Assets                                                                                          100.0%           $335,703,860
                                                                                                =========            ============






                  22   Oppenheimer Disciplined Allocation Fund

--------------------------------------------------------------------------------
1. Non-income producing security.
2. Identifies issues considered to be illiquid or restricted--See Note 6 of Notes to Financial Statements.
3. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.
4. Represents the current interest rate for a variable rate security.
5. Securities with an aggregate market value of $4,572,933 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 5 of Notes to Financial Statements.
6. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.
7. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $4,237,775 or 1.26% of the Fund's net assets as of April 30, 1999.
8. Non-income producing--issuer is in default.
9. Short-term notes are generally traded on a discount basis; the interest rate is the discount rate received by the Fund at the time of purchase.

See accompanying Notes to Financial Statements.



                  23   Oppenheimer Disciplined Allocation Fund

--------------------------------------------------------------------------------
Statement of Assets and Liabilities  April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

============================================================================================
Assets
Investments, at value (cost $316,811,182)--see accompanying statement           $337,317,874
--------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                   2,642,347
Interest, dividends and principal paydowns                                         1,940,464
Shares of capital stock sold                                                         164,327
Other                                                                                  6,262
                                                                                ------------
Total assets                                                                     342,071,274

============================================================================================
Liabilities
Bank overdraft                                                                       410,366
--------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                              4,928,069
Daily variation on futures contracts--Note 5                                         445,500
Shares of capital stock redeemed                                                     241,741
Directors' compensation--Note 1                                                      111,871
Shareholder reports                                                                   73,393
Distribution and service plan fees                                                    69,087
Transfer and shareholder servicing agent fees                                         49,635
Custodian fees                                                                         5,346
Other                                                                                 32,406
                                                                                ------------
Total liabilities                                                                  6,367,414

============================================================================================
Net Assets                                                                      $335,703,860
                                                                                ============

============================================================================================
Composition of Net Assets
Par value of shares of capital stock                                            $     20,810
--------------------------------------------------------------------------------------------
Additional paid-in capital                                                       290,536,799
--------------------------------------------------------------------------------------------
Undistributed net investment income                                                  919,856
--------------------------------------------------------------------------------------------
Accumulated net realized gain on investment transactions                          22,565,774
--------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of
assets and liabilities denominated in foreign currencies                          21,660,621
                                                                                ------------
Net assets                                                                      $335,703,860
                                                                                ============



                  24   Oppenheimer Disciplined Allocation Fund

=================================================================================================
Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$303,642,417 and 18,835,304 shares of capital stock outstanding)                           $16.12
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                                                $17.10

-------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $25,981,197
and 1,593,829 shares of capital stock outstanding)                                         $16.30

-------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $6,080,246
and 381,026 shares of capital stock outstanding)                                           $15.96

See accompanying Notes to Financial Statements.

                  25   Oppenheimer Disciplined Allocation Fund

--------------------------------------------------------------------------------
Statement of Operations  For the Six Months Ended April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

=================================================================================================
Investment Income
Interest                                                                              $ 4,857,208
-------------------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $175)                                    1,173,659
                                                                                      -----------
Total income                                                                            6,030,867

=================================================================================================
Expenses
Management fees--Note 4                                                                 1,015,783
-------------------------------------------------------------------------------------------------
Distribution and service plan fees--Note 4:
Class A                                                                                   375,976
Class B                                                                                   119,824
Class C                                                                                    27,895
-------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees--Note 4                                     208,178
-------------------------------------------------------------------------------------------------
Shareholder reports                                                                        84,830
-------------------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                                24,712
-------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                14,393
-------------------------------------------------------------------------------------------------
Accounting service fees--Note 4                                                             7,500
-------------------------------------------------------------------------------------------------
Insurance expenses                                                                          2,421
-------------------------------------------------------------------------------------------------
Directors' compensation--Note 1                                                             1,557
-------------------------------------------------------------------------------------------------
Registration and filing fees:
Class B                                                                                       899
Class C                                                                                       295
-------------------------------------------------------------------------------------------------
Other                                                                                      11,921
                                                                                      -----------
Total expenses                                                                          1,896,184
Less expenses paid indirectly--Note 4                                                      (4,644)
                                                                                      -----------
Net expenses                                                                            1,891,540

=================================================================================================
Net Investment Income                                                                   4,139,327

=================================================================================================
Realized and Unrealized Gain (Loss)
Net realized gain on:
Investments                                                                            18,190,498
Closing of futures contracts                                                            7,947,150
                                                                                      -----------
Net realized gain                                                                      26,137,648

-------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation on:
Investments                                                                            (3,508,037)
Translation of assets and liabilities denominated in foreign currencies                    (1,002)
                                                                                      -----------
Net change                                                                             (3,509,039)
                                                                                      -----------
Net realized and unrealized gain                                                       22,628,609

=================================================================================================
Net Increase in Net Assets Resulting from Operations                                  $26,767,936
                                                                                      ===========

See accompanying Notes to Financial Statements.


                  26   Oppenheimer Disciplined Allocation Fund

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                          Six Months Ended       Year Ended
                                                                          April 30, 1999         October 31,
                                                                          (Unaudited)            1998
=============================================================================================================
Operations
Net investment income                                                     $  4,139,327           $  8,315,523
-------------------------------------------------------------------------------------------------------------
Net realized gain                                                           26,137,648              5,047,223
-------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation                       (3,509,039)               234,047
                                                                          ------------           ------------
Net increase in net assets resulting from operations                        26,767,936             13,596,793

=============================================================================================================
Dividends and Distributions to Shareholders
Dividends from net investment income:
Class A                                                                     (3,925,472)            (7,782,493)
Class B                                                                       (225,503)              (326,896)
Class C                                                                        (54,861)               (68,904)
-------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                     (7,783,090)           (26,053,041)
Class B                                                                       (594,276)            (1,001,059)
Class C                                                                       (139,060)              (171,534)

=============================================================================================================
Capital Stock Transactions
Net increase (decrease) in net assets resulting from capital stock transactions--Note 2:
Class A                                                                     (7,751,669)            75,962,031
Class B                                                                      3,224,624             13,987,615
Class C                                                                      1,048,999              3,532,579

=============================================================================================================
Net Assets
Total increase                                                              10,567,628             71,675,091
-------------------------------------------------------------------------------------------------------------
Beginning of period                                                        325,136,232            253,461,141
                                                                          ------------           ------------
End of period (including undistributed net investment
income of $919,856 and $986,365, respectively)                            $335,703,860           $325,136,232
                                                                          ============           ============

See accompanying Notes to Financial Statements.


                  27   Oppenheimer Disciplined Allocation Fund

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                                   Class A
                                                   --------------------------------------------------------
                                                   Six Months
                                                   Ended
                                                   April 30,           Year Ended October 31,
                                                   1999 (Unaudited)    1998         1997           1996(3)
===========================================================================================================
Per Share Operating Data
Net asset value, beginning of period                 $15.45              $16.81       $16.00         $15.46
-----------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .21                 .45          .51(4)         .46
Net realized and unrealized gain (loss)                1.08                 .45         2.25(4)         .49
                                                     ------              ------       ------         ------
Total income (loss) from investment operations         1.29                 .90         2.76            .95

-----------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                   (.21)               (.45)        (.56)          (.36)
Distributions from net realized gain                   (.41)              (1.81)       (1.39)          (.05)
                                                     ------              ------       ------         ------
Total dividends and distributions to shareholders      (.62)              (2.26)       (1.95)          (.41)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $16.12              $15.45       $16.81         $16.00
                                                     ======              ======       ======         ======

===========================================================================================================
Total Return, at Net Asset Value(5)                    8.39%               5.93%       18.82%          6.27%

===========================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)           $303,642            $298,558     $243,267       $233,289
-----------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $304,919            $268,715     $238,821       $228,203
-----------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                                  2.56%(6)            2.96%        3.17%          3.52%(6)
Expenses(7)                                            1.07%(6)            1.04%        1.11%          1.11%(6)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate(8)                               61%                 97%          98%            85%


1. For the period from May 1, 1996 (inception of offering) to October 31, 1996.
2. For the period from October 2, 1995 (inception of offering) to December 31, 1995.
3. For the ten months ended October 31, 1996. The Fund changed its fiscal year end from December 31 to October 31. On March 18, 1996, OppenheimerFunds, Inc. became the investment advisor to the Fund.
4. Per share amounts calculated based on the average shares outstanding during the period.
5. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.


                  28   Oppenheimer Disciplined Allocation Fund

                          Class B
-----------------------   -----------------------------------------------------------------
                          Six Months                                                 Period
                          Ended                                                      Ended
Year Ended December 31,   April 30,         Year Ended October 31,                   Dec. 31,
1995         1994         1999 (Unaudited)  1998           1997         1996(3)      1995(2)
===========================================================================================
  $13.44       $14.54      $15.62            $16.99        $16.16      $15.66        $15.48
-------------------------------------------------------------------------------------------

     .60          .55         .15               .36           .40(4)      .31           .07
    2.59         (.86)       1.09               .43          2.27(4)      .54           .70
  ------       ------      ------            ------        ------      ------        ------
    3.19         (.31)       1.24               .79          2.67         .85           .77

-------------------------------------------------------------------------------------------

    (.60)        (.55)       (.15)             (.35)         (.45)       (.30)         (.07)
    (.57)        (.24)       (.41)            (1.81)        (1.39)       (.05)         (.52)
  ------       ------      ------            ------        ------      ------        ------
   (1.17)        (.79)       (.56)            (2.16)        (1.84)       (.35)         (.59)
-------------------------------------------------------------------------------------------
  $15.46       $13.44      $16.30            $15.62        $16.99      $16.16        $15.66
  ======       ======      ======            ======        ======      ======        ======

===========================================================================================
   23.95%       (2.11)%      7.98%             5.10%        17.96%       5.51%         4.93%

===========================================================================================
$218,099     $177,904     $25,981           $21,754        $8,720      $3,919          $650
-------------------------------------------------------------------------------------------
$200,172     $187,655     $24,187           $14,235        $6,183      $2,324          $375
-------------------------------------------------------------------------------------------

    4.00%        3.80%       1.80%(6)          2.19%         2.32%       2.86%(6)      0.73%(6)
    1.17%        0.96%       1.83%(6)          1.80%         1.89%       1.85%(6)      1.92%(6)
-------------------------------------------------------------------------------------------
      55%         115%         61%               97%           98%         85%           55%


6. Annualized.
7. The expense ratio reflects the effect of expenses paid indirectly by the Fund.
8. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended April 30, 1999, were $164,447,491 and $200,296,757, respectively.


                  29   Oppenheimer Disciplined Allocation Fund

--------------------------------------------------------------------------------
Financial Highlights  (Continued)
--------------------------------------------------------------------------------

                                                   Class C
                                                   ------------------------------------------------------
                                                   Six Months
                                                   Ended
                                                   April 30,            Year Ended October 31,
                                                   1999 (Unaudited)     1998          1997         1996(1)
=========================================================================================================
Per Share Operating Data
Net asset value, beginning of period               $15.31               $16.70        $15.93       $15.71
---------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                 .14                  .37           .44(4)       .30
Net realized and unrealized gain (loss)              1.07                  .40          2.19(4)       .32
                                                   ------               ------        ------       ------
Total income (loss) from investment operations       1.21                  .77          2.63          .62

---------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                 (.15)                (.35)         (.47)        (.35)
Distributions from net realized gain                 (.41)               (1.81)        (1.39)        (.05)
                                                   ------               ------        ------       ------
Total dividends and distributions to shareholders    (.56)               (2.16)        (1.86)        (.40)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $15.96               $15.31        $16.70       $15.93
                                                   ======               ======        ======       ======

=========================================================================================================
Total Return, at Net Asset Value(5)                  7.96%                5.10%        17.93%        4.08%

=========================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)           $6,080               $4,824        $1,473         $188
---------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $5,632               $2,861        $  805         $ 57
---------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                                1.80%(6)             2.18%         2.18%        2.90%(6)
Expenses(7)                                          1.83%(6)             1.80%         1.92%        1.87%(6)
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate(8)                             61%                  97%           98%          85%


1. For the period from May 1, 1996 (inception of offering) to October 31, 1996.
2. For the period from October 2, 1995 (inception of offering) to December 31, 1995.
3. For the ten months ended October 31, 1996. The Fund changed its fiscal year end from December 31 to October 31. On March 18, 1996, OppenheimerFunds, Inc. became the investment advisor to the Fund.
4. Per share amounts calculated based on the average shares outstanding during the period.
5. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
6. Annualized.
7. The expense ratio reflects the effect of expenses paid indirectly by the Fund.
8. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended April 30, 1999, were $164,447,491 and $200,296,757, respectively.

See accompanying Notes to Financial Statements.



                  30   Oppenheimer Disciplined Allocation Fund

--------------------------------------------------------------------------------
Notes to Financial Statements  (Unaudited)
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies
Oppenheimer Disciplined Allocation Fund (the Fund), a series of Oppenheimer Series Fund, Inc. (the Company), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to seek to maximize total investment return including both capital appreciation and income. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge. Class B and Class C shares may be subject to a contingent deferred sales charge. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own distribution and/or service plan, expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
Investment Valuation. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Directors. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Directors to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount.

--------------------------------------------------------------------------------
Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
         The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.


                  31   Oppenheimer Disciplined Allocation Fund

--------------------------------------------------------------------------------
Notes to Financial Statements  (Unaudited) (Continued)
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies  (continued)
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
Directors' Compensation. The Fund has adopted a nonfunded retirement plan for the Fund's independent directors. Benefits are based on years of service and fees paid to each director during the years of service. During the six months ended April 30, 1999, a credit of $12,083 was made for the Fund's projected benefit obligations and payments of $2,820 were made to retired directors, resulting in an accumulated liability of $109,734 as of April 30, 1999.
         The Board of Directors has adopted a deferred compensation plan for independent Directors that enables a Director to elect to defer receipt of all or a portion of annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred by a Director is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Director. The amount paid to the Director under the plan will be determined based upon the performance of the selected funds. Deferral of Directors' fees under the plan will not materially affect the Fund's assets, liabilities or net income per share.



                  32   Oppenheimer Disciplined Allocation Fund

================================================================================
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

--------------------------------------------------------------------------------
Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
Classification of Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

--------------------------------------------------------------------------------
Other. Investment transactions are accounted for on the date the investments are purchased or sold (trade date) and dividend income is recorded on the ex-dividend date. Discount on securities purchased is amortized over the life of the respective securities, in accordance with federal income tax requirements. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.
         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.



                  33   Oppenheimer Disciplined Allocation Fund

--------------------------------------------------------------------------------
Notes to Financial Statements  (Unaudited) (Continued)
--------------------------------------------------------------------------------

================================================================================
2. Shares of Capital Stock
The Fund has authorized 450 million of $0.001 par value shares of capital stock. Transactions in shares of capital stock were as follows:

                                                              Six Months Ended April 30, 1999     Year Ended October 31, 1998
                                                              -------------------------------     ---------------------------
                                                              Shares        Amount                Shares        Amount
-----------------------------------------------------------------------------------------------------------------------------
Class A:
Sold                                                             920,266    $ 14,632,597           1,454,634    $ 22,895,924
Dividends and distributions reinvested                           723,674      11,545,035           2,193,655      33,253,817
Issued in connection with the
acquisition of Oppenheimer LifeSpan Balanced Fund--Note 7             --              --           4,023,572      64,135,741
Redeemed                                                      (2,131,644)    (33,929,301)         (2,818,335)    (44,323,451)
                                                              ----------    ------------          ----------    ------------
Net increase (decrease)                                         (487,704)   $ (7,751,669)          4,853,526    $ 75,962,031
                                                              ==========    ============          ==========    ============

-----------------------------------------------------------------------------------------------------------------------------
Class B:
Sold                                                             328,882    $  5,290,106             589,123    $  9,351,049
Dividends and distributions reinvested                            48,894         789,586              84,350       1,293,844
Issued in connection with the
acquisition of Oppenheimer LifeSpan Balanced Fund--Note 7             --              --             328,973       5,299,757
Redeemed                                                        (176,538)     (2,855,068)           (123,259)     (1,957,035)
                                                              ----------    ------------          ----------    ------------
Net increase                                                     201,238    $  3,224,624             879,187    $ 13,987,615
                                                              ==========    ============          ==========    ============

-----------------------------------------------------------------------------------------------------------------------------
Class C:
Sold                                                             112,719    $  1,781,710             193,669    $  2,998,346
Dividends and distributions reinvested                            11,870         187,658              15,173         228,310
Issued in connection with the
acquisition of Oppenheimer LifeSpan Balanced Fund--Note 7             --              --              70,016       1,105,546
Redeemed                                                         (58,726)       (920,369)            (51,932)       (799,623)
                                                              ----------    ------------          ----------    ------------
Net increase                                                      65,863    $  1,048,999             226,926    $  3,532,579
                                                              ==========    ============          ==========    ============



                  34   Oppenheimer Disciplined Allocation Fund

================================================================================
3. Unrealized Gains and Losses on Investments
As of April 30, 1999, net unrealized appreciation on investments of $20,506,692 was composed of gross appreciation of $24,358,609, and gross depreciation of $3,851,917.

================================================================================
4. Management Fees and Other Transactions with Affiliates
Management fees paid to the Manager are in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.625% of the first $300 million of average annual net assets of the Fund, 0.50% of the next $100 million and 0.45% of average annual net assets in excess of $400 million. The Fund's management fee for the six months ended April 30, 1999, was 0.61% of the average annual net assets for each class of shares.
         The Manager acts as the accounting agent for the Fund at an annual fee of $15,000, plus out-of-pocket costs and expenses reasonably incurred.
         For the six months ended April 30, 1999, commissions (sales charges paid by investors) on sales of Class A shares totaled $257,680, of which $198,448 was retained by OppenheimerFunds Distributor, Inc. (OFDI), a subsidiary of the Manager, as general distributor, and by an affiliated broker/dealer. Sales charges advanced to broker/dealers by OFDI on sales of the Fund's Class A, Class B and Class C shares totaled $27,288, $160,065 and $15,094, respectively. Amounts paid to an affiliated broker/dealer for Class B and Class C shares were $48,915 and $3,945, respectively. During the six months ended April 30, 1999, OFDI received contingent deferred sales charges of $1,918, $28,758 and $2,654, respectively, upon redemption of Class A, Class B and Class C shares as reimbursement for sales commissions advanced by OFDI at the time of sale of such shares.
         OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and other Oppenheimer funds. OFS's total costs of providing such services are allocated ratably to these funds.
         Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.
         The Fund has adopted a Service Plan for Class A shares to reimburse OFDI for a portion of its costs incurred in connection with the personal service and maintenance of shareholder accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate that may not exceed 0.25% of the average annual net assets of Class A shares of the Fund. OFDI uses the service fee to reimburse brokers, dealers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares. During the six months ended April 30, 1999, OFDI paid $306,058 to an affiliated broker/dealer as reimbursement for Class A personal service and maintenance expenses.


                  35   Oppenheimer Disciplined Allocation Fund

--------------------------------------------------------------------------------
Notes to Financial Statements  (Unaudited) (Continued)
--------------------------------------------------------------------------------

================================================================================
4. Management Fees and Other Transactions with Affiliates  (continued)
The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate OFDI for its costs in distributing Class B and Class C shares and servicing accounts. Under the Plans, the Fund pays OFDI an annual asset-based sales charge of 0.75% per year on Class B and Class C shares, for its services rendered in distributing Class B and Class C shares. OFDI also receives a service fee of 0.25% per year to compensate dealers for providing personal services for accounts that hold Class B and Class C shares. Each fee is computed on the average annual net assets of Class B or Class C shares, determined as of the close of each regular business day. During the six months ended April 30, 1999, OFDI paid $10,149 and $3,381, respectively, to an affiliated broker/dealer as compensation for Class B and Class C personal service and maintenance expenses and retained $101,362 and $17,734, respectively, as compensation for Class B and Class C sales commissions and service fee advances, as well as financing costs. If either Plan is terminated by the Fund, the Board of Directors may allow the Fund to continue payments of the asset-based sales charge to OFDI for distributing shares before the Plan was terminated. As of April 30, 1999, OFDI had incurred excess distribution and servicing costs of $703,623 for Class B and $61,863 for Class C.

================================================================================
5. Futures Contracts
The Fund may buy and sell index futures contracts in order to gain exposure to or protect against changes in interest rates. The Fund may also buy or write put or call options on these futures contracts.
         The Fund generally sells futures contracts to hedge against increases in interest rates and the resulting negative effect on the value of fixed rate portfolio securities. The Fund may also purchase futures contracts to gain exposure to changes in interest rates as it may be more efficient or cost effective than actually buying fixed income securities.
         Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.
         Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin.


                  36   Oppenheimer Disciplined Allocation Fund

================================================================================
Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of April 30, 1999, the Fund had outstanding futures contracts as follows:

                                    Expiration        Number of        Valuation as of   Unrealized
Contract Description                Date              Contracts        April 30, 1999    Appreciation
-----------------------------------------------------------------------------------------------------
Contracts to Purchase
---------------------
Standard & Poor's 500 Index         6/17/99           162              $54,128,250       $1,154,352

================================================================================
6. Illiquid and Restricted Securities
As of April 30, 1999, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Directors as reflecting fair value. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limit. The aggregate value of illiquid or restricted securities subject to this limitation as of April 30, 1999, was $5,373,449, which represents 1.60% of the Fund's net assets.

================================================================================
7. Acquisition of Oppenheimer LifeSpan Balanced Fund
On June 12, 1998, the Fund acquired all the net assets of Oppenheimer LifeSpan Balanced Fund, pursuant to an agreement and plan of reorganization approved by the Oppenheimer LifeSpan Balanced Fund shareholders on June 9, 1998. The Fund issued (at an exchange ratio of 0.711330 for Class A, 0.789560 for Class B, and 0.716167 for Class C of the Fund to one share of Oppenheimer LifeSpan Balanced
Fund) 4,023,572, 328,973 and 70,016 shares of capital stock for Class A, Class B and Class C, respectively, valued at $64,135,741, $5,299,757 and $1,105,546 in exchange for the net assets, resulting in combined Class A net assets of $313,743,282, Class B net assets of $18,371,573 and Class C net assets of $3,985,465 on June 12, 1998. The net assets acquired included net unrealized appreciation of $3,969,222. The exchange qualified as a tax-free reorganization for federal income tax purposes.


                  37   Oppenheimer Disciplined Allocation Fund

--------------------------------------------------------------------------------
Notes to Financial Statements  (Unaudited) (Continued)
--------------------------------------------------------------------------------

================================================================================
8. Bank Borrowings
The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.35%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.0575% per annum.
         The Fund had no borrowings outstanding during the six months ended April 30, 1999.


                  38   Oppenheimer Disciplined Allocation Fund

--------------------------------------------------------------------------------
Oppenheimer Disciplined Allocation Fund
--------------------------------------------------------------------------------
A Series of Oppenheimer Series Fund, Inc.


================================================================================
Officers and Directors      Leon Levy, Chairman of the Board of Directors
                            Donald W. Spiro, Vice Chairman of the
                              Board of Directors
                            Bridget A. Macaskill, Director and President
                            Robert G. Galli, Director
                            Benjamin Lipstein, Director
                            Elizabeth B. Moynihan, Director
                            Kenneth A. Randall, Director
                            Edward V. Regan, Director
                            Russell S. Reynolds, Jr., Director
                            Pauline Trigere, Director
                            Clayton K. Yeutter, Director
                            Peter M. Antos, Vice President
                            Stephen F. Libera, Vice President
                            Michael C. Strathearn, Vice President
                            Kenneth B. White, Vice President
                            Arthur J. Zimmer, Vice President
                            Brian W. Wixted, Treasurer
                            Robert J. Bishop, Assistant Treasurer
                            Scott T. Farrar, Assistant Treasurer
                            Andrew J. Donohue, Secretary
                            Robert G. Zack, Assistant Secretary

================================================================================
Investment Advisor          OppenheimerFunds, Inc.

================================================================================
Distributor                 OppenheimerFunds Distributor, Inc.

================================================================================
Transfer and Shareholder    OppenheimerFunds Services
Servicing Agent

================================================================================
Custodian of                The Bank of New York
Portfolio Securities

================================================================================
Independent Auditors        KPMG LLP

================================================================================
Legal Counsel               Gordon Altman Butowsky Weitzen Shalov & Wein

                            The financial statements included herein have been taken from the records of the Fund without examination of the independent auditors.
                            This is a copy of a report to shareholders of Oppenheimer Disciplined Allocation Fund. This report must be preceded or accompanied by a Prospectus of Oppenheimer Disciplined Allocation Fund. For material information concerning the Fund, see the Prospectus. Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.


                  39   Oppenheimer Disciplined Allocation Fund

                            Information and Services


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                          Transfer and Shareholder Servicing Agent
                          OppenheimerFunds Services,
                          P.O. Box 5270, Denver, CO 80217-5270


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                                Distributor, Inc.



RS0205.001.0499  June 29, 1999